Related Party Transactions	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
RELATED PARTY TRANSACTIONS

NOTE 16 – RELATED PARTY TRANSACTIONS

In 2015 and 2016, the Company issued loans and executed lines of credit to two Company executives in connection with shareholders’ equity issuances and related tax consequences.

(a)	The Company notes that the outstanding loan was repaid in February 2021 and therefore the balance as of March 31, 2021 was $0. The balance of the loan at December 31, 2020 was $353.
(b)	The Company notes that the line of credit balances was repaid in February 2021 and therefore the balance as of March 31, 2021 was $0. The amount outstanding at December 31, 2020 was $809.

NOTE 17 – RELATED PARTY TRANSACTIONS

The Company has an account with a financial institution that is also a shareholder. The amount held in this account is $109 at December 31, 2020 and 2019 and is included in cash and cash equivalents.

In 2015 and 2016, the Company issued loans and executed lines of credit to two Company executives in connection with shareholders’ equity issuances and related tax consequences.

(a)

Only one executive has an outstanding loan as of December 31, 2020. The balance of the loan at December 31, 2020 was $353. The loan is due in 2024. The principal amounts accrue interest at 1.53%, compounded annually. The balance is netted with the respective equity issuances in shareholders’ equity.

(b)

The executives can draw on the lines of credit up to $940. Interest is due upon loan termination and is accrued based on the federal midterm rate during the month the Company provides advances on the line of credit. The amount outstanding at December 31, 2020 and 2019 is $809.

The Company notes that the outstanding loan and line of credit balances were repaid in February 2021.

CIK0001816090 FTAC Olympus Acquisition Corp.
RELATED PARTY TRANSACTIONS

Note 5 — Related Party Transactions

 Founder Shares

In June 2020, the Sponsor purchased 8,845,000 Class B ordinary shares (the “Founder Shares”) for an aggregate price of $25,000. In August 2020, the Company effected a share capitalization pursuant to which the Company issued an additional 13,260,000 ordinary shares, resulting in a total of 22,105,000 Founder Shares issued and outstanding. The Founder Shares included up to 2,812,500 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the number of Founder Shares will represent 20% of the aggregate Founder Shares, Placement Shares and issued and outstanding Public Shares after the Initial Public Offering. On September 23, 2020, in connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining over-allotment option, 2,693,906 Founder Shares were forfeited and 118,594 Founder Shares are no longer subject to forfeiture. As a result, at March 31, 2021, there were 19,411,094 Founder Shares outstanding.

The Insiders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares (i) with respect to 25% of such shares, until consummation of a Business Combination, (ii) with respect to 25% of such shares, when the closing price of the Class A ordinary shares exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iii) with respect to 25% of such shares, when the closing price of the Class A ordinary shares exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, and (iv) with respect to 25% of such shares, when the closing price of the Class A ordinary shares exceeds $17.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination or earlier, in any case, if, following a Business Combination, the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

 Promissory Note – Related Party

On June 17, 2020, FTAC Olympus Sponsor, LLC agreed to loan the Company an aggregate of up to $500,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Promissory Note”). The Promissory Note was non-interest bearing and payable on the earlier of December 31, 2020 or the completion of the Initial Public Offering. Outstanding balances of $300,000 under the Promissory Note were repaid upon the closing of the Initial Public Offering on August 28, 2020. On September 1, 2020, the Company repaid the $5,000 outstanding balance under the Promissory Note.

Administrative Support Agreement

The Company entered into an agreement, commencing on August 25, 2020 through the earlier of the Company’s consummation of a Business Combination or its liquidation, to pay an affiliate of the Sponsor a total of $25,000 per month for office space, administrative and shared personnel support services. For the three months ended March 31, 2021, the Company incurred and paid $75,000 in fees for these services.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit. The units would be identical to the Placement Units. As of March 31, 2021 and December 31, 2020, the Company had no outstanding borrowings under the Working Capital Loans.

NOTE 6 — RELATED PARTY TRANSACTIONS

Founder Shares

In June 2020, the Sponsor purchased 8,845,000 Class B ordinary shares (the “Founder Shares”) for an aggregate price of $25,000. In August 2020, the Company effected a share capitalization pursuant to which the Company issued an additional 13,260,000 ordinary shares, resulting in a total of 22,105,000 Founder Shares issued and outstanding. The Founder Shares included up to 2,812,500 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the number of Founder Shares will represent 20% of the aggregate Founder Shares, Private Shares and issued and outstanding Public Shares after the Initial Public Offering. On September 23, 2020, in connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining over-allotment option, 2,693,906 Founder Shares were forfeited and 118,594 Founder Shares are no longer subject to forfeiture. As a result, at December 31, 2020, there are 19,411,094 Founder Shares outstanding.

The Insiders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares (i) with respect to 25% of such shares, until consummation of a Business Combination, (ii) with respect to 25% of such shares, when the closing price of the Class A ordinary shares exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iii) with respect to 25% of such shares, when the closing price of the Class A ordinary shares exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, and (iv) with respect to 25% of such shares, when the closing price of the Class A ordinary shares exceeds $17.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination or earlier, in any case, if, following a Business Combination, the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Promissory Note – Related Party

On June 17, 2020, FTAC Olympus Sponsor, LLC agreed to loan the Company an aggregate of up to $500,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Promissory Note”). The Promissory Note was non-interest bearing and payable on the earlier of December 31, 2020 or the completion of the Initial Public Offering. Outstanding balances of $300,000 under the Promissory Note were repaid upon the closing of the Initial Public Offering on August 28, 2020. On September 1, 2020, the Company repaid the $5,000 outstanding balance under the Promissory Note.

Administrative Support Agreement

The Company entered into an agreement, commencing on August 25, 2020 through the earlier of the Company’s consummation of a Business Combination or its liquidation, to pay an affiliate of the Sponsor a total of $25,000 per month for office space, administrative and shared personnel support services. For the period from June 2, 2020 (inception) through December 31, 2020, the Company incurred and paid $100,000 in fees for these services.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit. The units would be identical to the Placement Units. As of December 31, 2020, the Company had no outstanding borrowings under the Working Capital Loans.